Segment Information - Financial Segment Information for Operating Segments (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Revenue
Revenue	$ 23,011,381	$ 819,493	$ 20,337,881	$ 18,480,027
Operating profit (loss)	3,566,502	$ 127,012	2,457,119	2,099,721
Interest expense	(162,400)		(171,075)	(152,416)
Purchase of property, plant and equipment	4,133,615		4,896,656	4,945,570
Continuing operations [member]
Revenue
Revenue	23,011,381		20,337,881	18,480,027
Operating profit (loss)	3,566,502		2,457,119	2,099,721
Depreciation expenses	(4,175,519)		(3,731,914)	(3,376,579)
Share of profit (loss) of associates	(147,329)		(154,926)	(300,101)
Interest income	27,778		64,368	49,971
Interest expense	(162,400)		(171,075)	(152,416)
Purchase of property, plant and equipment	4,133,615		4,896,656	4,945,570
Continuing operations [member] | External [member]
Revenue
Revenue	23,011,381		20,337,881	18,480,027
Continuing operations [member] | Operating segments [member] | Testing [member]
Revenue
Revenue	5,002,730		4,257,800	4,790,097
Operating profit (loss)	1,333,682		709,142	1,306,742
Depreciation expenses	(853,829)		(802,740)	(769,660)
Purchase of property, plant and equipment	887,204		764,105	1,563,919
Continuing operations [member] | Operating segments [member] | Testing [member] | External [member]
Revenue
Revenue	5,002,730		4,257,800	4,790,097
Continuing operations [member] | Operating segments [member] | Assembly [member]
Revenue
Revenue	6,001,964		5,148,877	4,679,676
Operating profit (loss)	67,730		(227,096)	(207,700)
Depreciation expenses	(523,341)		(521,311)	(578,205)
Purchase of property, plant and equipment	803,693		548,063	321,976
Continuing operations [member] | Operating segments [member] | Assembly [member] | External [member]
Revenue
Revenue	6,001,964		5,148,877	4,679,676
Continuing operations [member] | Operating segments [member] | LCDD [member]
Revenue
Revenue	7,023,003		6,922,205	5,694,720
Operating profit (loss)	1,687,986		1,740,720	1,226,755
Depreciation expenses	(2,213,504)		(1,796,951)	(1,400,784)
Purchase of property, plant and equipment	2,143,401		3,077,806	2,732,141
Continuing operations [member] | Operating segments [member] | LCDD [member] | External [member]
Revenue
Revenue	7,023,003		6,922,205	5,694,720
Continuing operations [member] | Operating segments [member] | Bumping [member]
Revenue
Revenue	4,983,684		4,008,999	3,315,534
Operating profit (loss)	487,323		232,404	(202,497)
Depreciation expenses	(578,890)		(604,553)	(627,412)
Purchase of property, plant and equipment	298,834		506,635	327,251
Continuing operations [member] | Operating segments [member] | Bumping [member] | External [member]
Revenue
Revenue	4,983,684		4,008,999	3,315,534
Continuing operations [member] | Operating segments [member] | Others [member]
Revenue
Revenue	39,646		32,808	35,738
Operating profit (loss)	(10,230)		1,931	(23,433)
Depreciation expenses	(5,955)		(6,359)	(518)
Share of profit (loss) of associates	(320,578)		(370,351)	(668,377)
Interest income	27,778		64,368	49,971
Interest expense	(162,400)		(171,075)	(152,416)
Purchase of property, plant and equipment	483		47	283
Continuing operations [member] | Operating segments [member] | Others [member] | Intersegment [member]
Revenue
Revenue	39,646		32,808	35,738
Continuing operations [member] | Elimination [member]
Revenue
Revenue	(39,646)		(32,808)	(35,738)
Operating profit (loss)	11		18	(146)
Share of profit (loss) of associates	173,249		215,425	368,276
Continuing operations [member] | Elimination [member] | Intersegment [member]
Revenue
Revenue	$ (39,646)		$ (32,808)	$ (35,738)